Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity, Shares
The following tables summarize the activity that occurred in the years ended December 31.

	Number of Shares
	December 31,
	2015	2014	2013
Options outstanding, beginning of year	63,598	82,937	93,628
Options canceled, forfeited and expired	(10,314)	(19,339)	(10,691)
Options outstanding, end of year	53,284	63,598	82,937
Options vested or expected to vest, end of year	53,284	63,598	82,937
Options exercisable, end of year	27,197	32,532	43,281

Schedule of Stock Option Activity, Weighted Average Exercise Price

	Weighted Average Exercise Price
	December 31,
	2015	2014	2013
Options outstanding, beginning of year	$94.33	$104.26	$143.41
Options canceled, forfeited and expired	168.34	136.97	447.22
Options outstanding, end of year	$80.00	$94.33	$104.26
Options vested or expected to vest, end of year	$80.00	$94.33	$104.26
Options exercisable, end of year	$80.00	$108.01	$126.49

Schedule of Stock Options, by Exercise Price Range
The following information pertains to the stock options issued pursuant to the Prior Plans, but not exercised at December 31, 2015.

	Options Outstanding			Options Exercisable
Range of Grant Price	Number of Options Outstanding at December 31, 2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable at December 31, 2015	Weighted Average Exercise Price
$80.00	53,284	4.06	$80.00	27,197	$80.00
	53,284			27,197

	Options Vested or Expected to Vest
Range of Grant Price	Number of Options Outstanding at December 31, 2015	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$80.00	53,284	4.06	$80.00
	53,284

Schedule of Restricted Stock Units Award Activity
The following table summarize the activity that occurred in the years ended December 31.

	Shares	Weighted — Average Grant-Date Fair Value per Share
Restricted Stock
Non-vested at December 31, 2012	425,211	$12.70
Granted	113,760	15.06
Vested	(190,949)	17.08
Canceled and forfeited	(60,096)	11.14
Non-vested at December 31, 2013	287,926	$12.01
Granted	279,312	19.27
Vested	(276,548)	14.47
Canceled and forfeited	(56,999)	14.37
Non-vested at December 31, 2014	233,691	$17.21
Granted (1)	1,325,134	16.11
Vested	(152,220)	15.25
Canceled and forfeited	(106,620)	18.46
Non-vested at December 31, 2015	1,299,985	$16.36

(1)	Includes ExLTIP shares of 907,741, which were granted in 2015 and are pending approval at the May 24, 2016 Annual Shareholders Meeting.